Provisions - Environmental provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions - Text Details (Detail) [Line Items]
Unused provision reversed, other provisions		€ 88
Other environment related provision [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 160	321	€ 335
Additional provisions, other provisions	23	18	18
Provision used, other provisions	(15)	(21)	(24)
Unused provision reversed, other provisions	(4)	(8)	(36)
Increase (decrease) through change in discount rate, other provisions	(28)	11	11
Increase through adjustments arising from passage of time, other provisions	5	6	7
Increase (decrease) through net exchange differences, other provisions	4	(20)	10
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions		(146)
Other provisions at end of period	€ 144	€ 160	€ 321